Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss and credit carry-forwards	$ 35,904	$ 24,554
Research and development credits	2,353	895
Sales tax liability	1,418	1,385
Share-based compensation	2,247
Accrued liabilities	2,528	2,704
Gross deferred tax assets	44,450	29,538
Valuation allowance	(44,032)	(28,847)
Total deferred tax assets	418	691
Deferred tax liabilities—Property and equipment	(327)	(616)
Net deferred tax assets	$ 91	$ 75